FINANCING RECEIVABLES, NET	12 Months Ended
Dec. 31, 2023
FINANCING RECEIVABLES, NET
FINANCING RECEIVABLES, NET

7. FINANCING RECEIVABLES, NET

Financing receivables, net as of December 31, 2022 and 2023 consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	623,872	1,316,432
Financing receivables from micro‑loan platforms	182,779	153,809
Total short‑term financing receivables	806,651	1,470,241
Allowance for credit losses	(139,427)	(122,482)
Total short‑term financing receivables, net	667,224	1,347,759

As of December 31, 2022 and 2023, the financing receivables are all due within one year. These balances represent short-term financing receivables that are personal credit loans to home buyers and tenants, and to other individual borrowers.

Financing Receivables – Allowance for Credit Losses and Credit Quality

Consistent with the adoption of ASU No. 2016-13 effective January 1, 2020, the allowance for credit losses is determined principally based on the past collection experience as well as consideration of current and future economic conditions and changes in the Group’s customer collection trends. All forward-looking statements are, by their nature, subject to risks and uncertainties, many of which are beyond the Group’s control. Primarily as a result of the uncertainty of macroeconomic and real estate agency business in 2023, the management updated the CECL model taking the latest available information into consideration. The major assumption (i.e. forward-looking information) and CECL model parameters (i.e. the one-year probability of default) were updated accordingly. The allowance for credit losses decreased to 8.3% of gross financing receivables (net of unearned income) at December 31, 2023 from 17.3% at December 31, 2022, which were mainly attributable to the reduction in loan delinquency as the Group carried out stricter recovery mechanism in 2023.

The activities in the provision for credit losses for the years ended December 31, 2021, 2022 and 2023, respectively, consisted of the following:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Beginning balance	(127,319)	(131,762)	(139,427)
(Provisions) Reversals	(124,335)	(18,658)	7,573
Write‑offs	119,892	10,993	9,372
Ending balance	(131,762)	(139,427)	(122,482)

The Group evaluates expected credit losses of financing receivables on a collective basis based on the type of borrowers and delinquency pattern:

Type of borrowers:

Property transaction related business: This segmentation includes financing receivables generated by property transaction business. The average loss rate in this category is 7.0% as of December 31, 2023.

Non-property transaction related business: This segmentation mainly includes consumer loans. The average loss rate in this category is 47.9% as of December 31, 2023.

7. FINANCING RECEIVABLES, NET (CONTINUED)

Delinquency:

Based on the past due days, the Group separates the contracts into 5 groups including current, 1-29 days past due, 30-89 days past due, 90-179 days past due and over 180 days past due. The delinquency rate was 22.5% and 11.0% as at December 31, 2022 and 2023, respectively.

Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio.

Financing receivables portfolio based on customer type, origination year and delinquency are as follows:

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in the thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2018 and before	—	—	—	—	32,037	32,037	—	32,037
2019	—	—	—	—	19,931	19,931	—	19,931
2020	—	—	—	—	19,023	19,023	—	19,023
2021	—	—	—	—	57,261	57,261	—	57,261
2022	2,980	—	—	2,963	834	6,777	619,209	625,986
Subtotal	2,980	—	—	2,963	129,086	135,029	619,209	754,238
Non-property transaction related business
2018 and before	—	—	—	—	3,954	3,954	—	3,954
2019	82	804	4,447	15,547	13,220	34,100	—	34,100
2020	—	—	3	—	4,466	4,469	11	4,480
2021	—	—	—	3	3,286	3,289	5,800	9,089
2022	44	108	55	544	39	790	—	790
Subtotal	126	912	4,505	16,094	24,965	46,602	5,811	52,413
December 31, 2022	3,106	912	4,505	19,057	154,051	181,631	625,020	806,651
Property transaction related business
2018 and before	—	—	—	—	31,215	31,215	—	31,215
2019	—	—	—	—	13,222	13,222	—	13,222
2020	—	—	—	—	12,618	12,618	—	12,618
2021	—	—	—	—	46,333	46,333	—	46,333
2022	—	—	—	—	3,740	3,740	—	3,740
2023	5,545	—	—	763	1,027	7,335	1,308,553	1,315,888
Subtotal	5,545	—	—	763	108,155	114,463	1,308,553	1,423,016
Non-property transaction related business
2018 and before	—	—	—	—	4,731	4,731	—	4,731
2019	—	—	—	—	31,137	31,137	—	31,137
2020	—	—	—	—	4,079	4,079	—	4,079
2021	—	—	—	1,600	5,314	6,914	—	6,914
2022	—	—	—	—	364	364	—	364
Subtotal	—	—	—	1,600	45,625	47,225	—	47,225
December 31, 2023	5,545	—	—	2,363	153,780	161,688	1,308,553	1,470,241